Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Significant Accounting Policies [Line Items]
Net loss		¥ (56,446)	$ (7,768)	¥ (51,676)	¥ 22,600
Accumulated deficit		(4,590,970)			(4,540,848)	$ (631,738)
Cash and cash equivalents		60,382			54,288	$ 8,309
Working capital deficit		135,900
Impairment loss property held for sale		563
Impairment loss on property plant equipment
Impairment losses intangible assets
Impairment losses on other non current assets
Convenience rate | (per share)		¥ 7.2672	$ 1.00
Accounts receivable	¥ 6,223
Credit losses for prepayment		¥ 997			21,766
Contract liabilities		7,408			7,637
Deferred revenue		¥ 5,047			¥ 5,597
Impairment of ROU assets and other long-lived assets [Member]
Significant Accounting Policies [Line Items]
Impairment losses on other non current assets				25,825
Minimum [Member] | Equity Method Investments [Member]
Significant Accounting Policies [Line Items]
Voting percentage		20.00%				20.00%
Maximum [Member] | Equity Method Investments [Member]
Significant Accounting Policies [Line Items]
Voting percentage		50.00%				50.00%
Retained Earnings [Member]
Significant Accounting Policies [Line Items]
Net loss		¥ (50,122)		¥ (38,419)
Accumulated deficit	6,308	4,591,000
Allowance for Credit Losses [Member]
Significant Accounting Policies [Line Items]
Credit losses for prepayment	¥ 85
Current Assets [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents		¥ 60,400